Taxes - Schedule of Taxes Payable (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Taxes Payable [Abstract]
Income taxes payable		$ 5,591
VAT and other tax payable	291,727	239,179
Taxes payable	$ 291,727	$ 244,770